Other Non-Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noninterest Income, Other [Abstract]
Investment and insurance commissions	$ 3,268	$ 3,456	$ 2,898
ATM fees	1,650	1,683	1,216
Bank owned life insurance	834	474	360
Other	6,465	6,866	6,263
Total other non-interest income	$ 12,217	$ 12,479	$ 10,737